Annual Total Returns[BarChart] - Invesco VI SP 500 Index Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.85%	15.66%	31.91%	13.32%	1.03%	11.45%	21.26%	(4.80%)	30.90%	17.99%